SUPPLEMENT

Dated November 27, 2007

to the

Timothy Plan (the “Trust”)

FAMILY OF FUNDS

PROSPECTUS

DATED MAY 1, 2007

This Prospectus offers the following series of the Trust (the “Traditional Funds”):

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

TIMOTHY PLAN INTERNATIONAL FUND

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND

TIMOTHY PLAN SMALL CAP VALUE FUND

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

TIMOTHY PLAN FIXED INCOME FUND

TIMOTHY PLAN HIGH YIELD BOND FUND

TIMOTHY PLAN MONEY MARKET FUND

And the following series of the Trust that invest in certain Traditional Funds (collectively, the “Asset Allocation Funds”):

TIMOTHY PLAN STRATEGIC GROWTH FUND

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

The Prospectus of the Timothy Plan Family of Funds is amended as follows:

1.	The Section of the prospectus entitled PURCHASING SHARES BY WIRE TRANSFER, beginning on page 28 of the Prospectus, is amended as follows:

The wiring instructions contained in number 4 are changed to:

US Bank
Cinti/Trust, ABA #	0420-0001-3
Credit:	The Timothy Plan
Account #:	130107148194
For further credit to:	(Your name and Account #)

2.	The Section of the prospectus entitled PURCHASING SHARES BY AUTOMATIC INVESTMENT PLAN, beginning on page 29 of the Prospectus, is amended to remove the exclusion of the Money Market Fund. Accordingly, the Money Market Fund is now eligible for purchases via automatic investment.

3.	The Section of the Prospectus entitled LARGE/MID CAP GROWTH FUND Rittenhouse Financial Services, Inc., contained on page 33 of the prospectus, is deleted in its entirety. Rittenhouse Financial Services, Inc. (“Rittenhouse”) resigned as sub-investment adviser to the Timothy Plan Large/Mid Cap Growth Fund, effective November 13, 2007. The Fund’s Board of Trustees has selected Chartwell Investment Partners (“Chartwell”) to replace Rittenhouse. The Board has called a special meeting of the Fund’s shareholders to approve the appointment of Chartwell. Assuming shareholder approval, Chartwell will commence serving the Fund on January 2, 2008. The Fund’s Adviser, Timothy Partners, Ltd., will manage the Fund’s investments until such time as the Fund’s shareholders approve a successor to Rittenhouse.

All portions of the Prospectus not specifically amended by this supplement shall remain in full force and effect.